Organization - Schedule of Operations of VIEs (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Revenues	¥ 5,112,097,579	$ 743,523,755	¥ 4,749,249,922	¥ 1,442,846,339
Net income	¥ 2,558,375,744	$ 372,100,319	¥ 2,222,086,399	¥ 650,872,408